Property and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment
7. PROPERTY AND EQUIPMENT

	December 31
	2021	2022
	US$	US$
Cost:
Land	68,243	68,243
Buildings	30,006	29,314
Machinery and equipment	44,128	56,995
Furniture and fixtures	8,254	8,737
Leasehold and buildings improvement	8,680	9,057
Software	41,621	45,333

Total	200,932	217,679

Accumulated depreciation:
Buildings	5,840	6,356
Machinery and equipment	28,567	36,283
Furniture and fixtures	6,017	6,333
Leasehold and buildings improvement	7,156	7,689
Software	35,143	41,503

	82,723	98,164
Prepayment and construction in progress	6,269	19,919

	124,478	139,434

In April 2006, the Company leased a property located in Taipei, Taiwan to a third party. The lessee has been renewing annually and last renewed in March 2023. Net carrying value of the properties as of December 31, 2021 and 2022, was US$636 thousand and US$617 thousand, respectively. Annual rental income from the lease is US$44 thousand.
In January 2022, the Company leased out a property located in Shanghai, China to a third party for three years starting on September 30, 2022. Net carrying value of the propert
y
 as of December 31, 2022, was US$3,284 thousand. Annual rental income from the lease is US$157 thousand.
In September 2018, the Company paid US$58,931 thousand to acquir
e la
nd in Hsinchu, Taiwan for its future Taiwan headquarters building. In January 2021, the Company broke ground at this site and began construction work.